INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAXES
Summary of income taxes recognized in the Combined Statement of Profit or Loss and Other Comprehensive Income

in € thousand	2025	2024	2023
Current income tax (expense) / income	416	(372)	(1,044)
thereof prior years	(51)	(356)	168
Deferred income tax (expense) / income	(375)	1,864	(1,735)
thereof from temporary differences	(1,035)	5,008	(1,853)
thereof from tax loss carryforwards	660	3,144	118
Total income tax (expense) / income	41	1,492	(2,778)

Summary of reconciliation of expected tax expense and reported tax expense

in € thousand	2025	2024	2023
Income (loss) before income taxes	(72,994)	(85,596)	40,732
Applicable income tax rate	29.125%	29.125%	29.125%
Expected income tax (expense) / income	21,260	24,930	(11,863)
Foreign tax rate differential	218	48	891
Non-deductible expenses	(14,173)	(19,503)	(2,833)
Tax-free income	218	1,064	1,263
Change in valuation allowance from temporary differences and tax loss carryforwards	(7,621)	(4,032)	3,598
Non-recognition or utilization of unrecognized interest carryforwards	(521)	(555)	333
Other reconciling items	660	(460)	168
Effective income tax (expense) / benefit	41	1,492	(2,778)
Effective tax rate in %	0.06%	1.74%	6.82%

Summary of deferred tax assets ("DTA") and deferred tax liabilities ("DTL") recognition on the financial statement line items and deferred tax assets not recognized

	2025		2024
in € thousand	DTA	DTL	DTA	DTL
Intangible assets	1,538	(4,711)	1,775	(4,181)
Property, plant and equipment including right-of-use assets	20	(1,728)	55	(2,279)
Financial assets	—	(188)	—	(17)
Others	—	(419)	64	—
Non-current assets	1,558	(7,045)	1,893	(6,477)
Inventories	1,853	(145)	2,492	—
Trade receivables and other receivables	249	(464)	165	(327)
Other current assets	27	—	4	—
Cash and cash equivalents	—	—	—	(276)
Other current financial assets	—	(103)	—	(66)
Current assets	2,129	(712)	2,660	(669)
Non-current financial liabilities	—	—	—	(5)
Provisions for pensions	55	—	84	—
Non-current provisions	—	(184)	—	(158)
Non-current lease liabilities	1,892	—	2,326	—
Others	—	(49)	1	(129)
Non-current liabilities	1,947	(233)	2,411	(292)
Current financial liabilities	1	—	983	—
Current contract liabilities	53	(2,586)	105	(2,293)
Trade payables and other liabilities	1,136	(489)	278	(22)
Other current liabilities	1,551	(6)	1,244	—
Current lease liabilities	230	—	226	—
Current provisions	5	(839)	—	(1,909)
Current liabilities	2,977	(3,919)	2,836	(4,224)
Tax loss carryforwards (CIT)	2,139	—	1,857	—
Tax loss carryforwards (Trade tax)	1,511	—	1,168	—
Tax loss carryforwards (Other income tax)	1	—	2	—
Deferred taxes (before offsetting)	12,262	(11,910)	12,828	(11,662)
Offsetting	(9,945)	9,945	(10,144)	10,144
Deferred taxes (after offsetting)	2,317	(1,965)	2,684	(1,518)

Summary of Reconciliation of deferred taxes

In € thousand	net
December 31, 2023	(1,846)
Recognized in P/L	1,864
Recognized in OCI	13
Recognized in Equity	1,031
Recognized in currency translation adjustments	104
December 31, 2024	1,166
Recognized in P/L	(375)
Recognized in OCI	(12)
Recognized in Equity	(219)
Recognized in currency translation adjustments	(207)
December 31, 2025	352

	2025	2024	2023
in € thousand	Tax Base	Tax Base	Tax Base
Deductible temporary differences	52,560	22,730	41,498
Tax loss carryforwards (CIT)	125,687	124,018	91,405
Tax loss carryforwards (Trade tax)	89,051	88,897	49,147
Interest carryforwards	38,814	36,927	35,229

Summary of maturities of the tax loss carryforwards for which no deferred tax assets were recognized

	2025	2024	2023
in € thousand	Tax Base	Tax Base	Tax Base
Up to 5 years	2,426	3,646	2,685
Up to 10 years	2,122	4,688	1,772
Up to 15 years	823	2,348	4,508
Unlimited	248,181	239,160	131,586